Fair Value - Schedule of Reconciliation of Fair Value Measurement of Available-for-Sale Investments Using Significant Unobservable Inputs on a Recurring Basis (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value Disclosures [Abstract]
Purchase	$ 12,001
Other-than-temporary loss recognized	(4,614)
Foreign exchange difference	(121)
Ending balance	$ 7,266